Above Market Acquired Charters	6 Months Ended
Jun. 30, 2012
Above Market Acquired Charters (Abstract)
Above market acquired charters
6.	Above market acquired charters
In June, 2011 the Partnership acquired the shares of Patroklos, the vessel-owing company of M/V Cape Agamemnon from CMTC with an outstanding time charter to COSCO Bulk terminating in June, 2020, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above market acquired time charter was estimated by the Partnership at $48,551, and recorded as an asset in the unaudited condensed consolidated balance sheets as of the acquisition date.
In August 16, 2010 the Partnership acquired the shares of the vessel-owing company of M/T Assos (renamed Insurgentes) with an outstanding bare-boat charter, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above the market acquired bare-boat charter was estimated by the Partnership at $9,000, and was recorded as an asset in the consolidated balance sheet as of the acquisition date.
For the six months period ended June 30, 2012 and 2011, revenues included a reduction of $3,909 and $1,538 as amortization of the above market acquired charters, respectively.
An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	Total
Carrying amount as at January 1, 2011	—	8,062	8,062
Acquisition	48,551	—	48,551
Amortization	(3,008)	(2,481)	(5,489)

Carrying amount as at December 31, 2011	$45,543	$5,581	$51,124

Amortization	(2,672)	(1,237)	(3,909)

Carrying amount as at June 30, 2012	$42,871	$4,344	$47,215

As of June 30, 2012 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $47,215 and will be amortized in future years as follows:

For the twelve months period ended June 30,	M/V Cape Agamemnon	M/T Assos	Total
2013	5,357	2,481	7,838
2014	5,357	1,863	7,220
2015	5,357	—	5,357
2016	5,371	—	5,371
2017	5,357	—	5,357
Thereafter	16,072	—	16,072

Total	42,871	4,344	47,215